Statements of Changes in Stockholders Equity (Deficiency) - USD ($)	Common Stock [Member]	Series A Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at May. 31, 2014	11,202,700	1,000,000
Beginning Balance, Amount at May. 31, 2014	$ 11,203	$ 1,000	$ 207,057	$ (201,749)	$ 17,511
Issuance of stock for cash, shares	448,000
Issuance of stock for cash, amount	$ 448		111,552		112,000
Issuance of stock for Services, shares	518,205
Issuance of stock Services, amount	$ 518		129,032		129,550
Contribution to additional paid-in capital			3,000		3,000
Net loss				(212,593)	(212,593)
Ending Balance, Shares at May. 31, 2015	12,168,905	1,000,000
Ending Balance, Amount at May. 31, 2015	$ 12,169	$ 1,000	450,641	(414,342)	49,468
Issuance of stock for cash, shares	148,000
Issuance of stock for cash, amount	$ 148		67,853		68,001
Issuance of stock for Services, shares	680,300
Issuance of stock Services, amount	$ 680		182,165		188,025
Issuance of common stock for investment, shares	20,000
Issuance of common stock for investment, amount	$ 20		9,980		10,000
Issuance of common stock for repayment of note, shares	43,266
Issuance of common stock for repayment of note, amount	$ 43		10,774		10,817
Net loss				(400,207)	(400,207)
Ending Balance, Shares at May. 31, 2016	13,040,471	1,200,000
Ending Balance, Amount at May. 31, 2016	$ 13,040	$ 1,200	721,413	(814,549)	(78,896)
Beginning Balance, Shares at May. 31, 2015	12,168,905	1,000,000
Beginning Balance, Amount at May. 31, 2015	$ 12,169	$ 1,000	450,641	(414,342)	49,468
Net loss					(400,207)
Ending Balance, Amount at Nov. 30, 2016					268,181
Beginning Balance, Shares at May. 31, 2016	13,040,471	1,200,000
Beginning Balance, Amount at May. 31, 2016	$ 13,040	$ 1,200	$ 721,413	$ (814,549)	(78,896)
Net loss					(1,930,533)
Ending Balance, Amount at Nov. 30, 2016					$ 268,181